Derivative Instruments and Hedging Activities - Schedule of Cash Collateral Offset against Derivative Positions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting [Abstract]
Cash collateral pledged to counterparties with the right to reclaim		$ 2